Restatement of previously issued consolidated financial statements - Disclosure of detailed Information about restatement of consolidated statement of comprehensive loss (Details) - CAD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive loss
Licensing fees	$ 88,435	$ 88,434	$ 176,869	$ 353,735	$ 167,661
General and administrative	276,276	248,089	523,741	1,084,212	2,155,809	$ 3,450,193
Accretion on put liability	34,337	32,506	66,842	141,427	56,678
Net and comprehensive loss	$ (950,748)	$ (370,409)	$ (1,787,539)	$ (3,004,159)	$ (2,783,866)	$ (6,014,330)
Basic and diluted loss per share (in dollars per share)	$ (0.04)	$ (0.02)	$ (0.08)	$ (0.12)	$ (0.13)	$ (0.32)
Weighted average shares outstanding (in shares)	23,485,794	23,485,794	23,447,545	24,107,122	21,853,646	18,680,021
Previously stated [Member]
Consolidated statement of comprehensive loss
Licensing fees	$ 63,153	$ 63,152	$ 126,305	$ 252,609	$ 121,114
General and administrative	273,748	245,561	518,685	1,074,100	2,151,154
Accretion on put liability	0	0	0	0	0
Net and comprehensive loss	$ (939,165)	$ (360,657)	$ (1,766,205)	$ (2,953,746)	$ (2,769,080)
Basic and diluted loss per share (in dollars per share)	$ (0.03)	$ (0.01)	$ (0.07)	$ (0.11)	$ (0.12)
Weighted average shares outstanding (in shares)	27,057,727	270,577.27	27,019,478	27,679,055	22,661,001